UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-21186
Williams Capital Management Trust
(Exact name of registrant as specified in charter)
570 Seventh Avenue, Suite 504
New York, NY 10018
(Address of principal executive offices) (Zip code)
Dail St. Claire
Williams Capital Management, LLC
570 Seventh Avenue, Suite 504
New York, NY 10018
(Name and address of agent for service)
Registrant’s telephone number, including area code: (212) 373-4260
Date of fiscal year end: October 31, 2010
Date of reporting period: April 30, 2010

Item 1. Reports to Stockholders.

Williams Capital
Government Money Market Fund

Formerly known as Williams Capital Liquid Assets Fund

A series of the Williams Capital Management Trust

April 30, 2010

Semi-Annual Report

Institutional Shares

Investment Adviser: Williams Capital Management, LLC

A description of the policies and procedures that the Williams Capital Government Money Market Fund (the “Fund”) uses to determine how to vote proxies relating to the portfolio securities and information regarding how the Fund voted proxies relating to the portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-WCM-FUND or on the Securities and Exchange Commission’s website at http://www.sec.gov.

This report is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus. An investor should consider the Fund’s investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information about the investment company can be found in the Fund’s prospectus. To obtain an additional prospectus, please call 1-866-WCM-FUND. Please read the prospectus carefully before investing.

The Fund is distributed by ALPS Distributors, Inc. Separately managed accounts and related investment advisory services are provided by Williams Capital Management, LLC, a federally registered investment adviser. ALPS Distributors, Inc. is not affiliated with Williams Capital Management, LLC.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Williams Capital Government Money
Market Fund
President’s Letter

Dear Fellow Shareholder:

The Williams Capital Government Money Market Fund’s Semi Annual Report for the Fund’s six month period, November 1, 2009, through April 30, 2010, is contained in the following pages.

In the beginning of the fiscal year, the Federal Reserve began to take a less pessimistic view of the economy though they clearly stated that the Fed Funds rate would be exceptionally low for an extended period. The stock market began to recover from its lows; still, high unemployment persisted until December 2009. In December, much of the economic data came in better then expected. This included only 11K jobs lost in November, the lowest such number since December 2007. Economic data was mixed after December, though the Federal Reserve raised the discount rate from 0.50% to 0.75% in February. By April, 2009, the Fed’s view of the labor market shifted to one of improving from one of stabilizing. Still, the Fed cited concerns with the increase in foreclosures that could put additional pressure on the housing market.

By the end of the first quarter of 2010, the Greek debt crisis was gathering momentum and finally causing contagion in Europe resulting in widespread market turbulence. We believe that sustained improvement in the employment data for three consecutive monthly reporting periods may lead to the Fed to begin the tightening process. If the turbulence in Europe continues, however, the Fed will likely remain on hold.

Williams Capital Management continues to manage your assets in a manner consistent with the maintenance of liquidity and capital preservation. We understand that we are one of two money market funds disclosing the Fund’s Weighted Average Life (“WAL”) daily. WAL is a metric that adjusts the Fund’s WAM to reflect all securities’ stated (or legal) final maturity or the date on which the Fund may demand payment of principal and interest. WAM allows money market funds to use the interest rate reset dates of variable- and floating-rate securities under certain circumstances as a measure of their maturity.

On January 27, 2010, the U.S. Securities and Exchange Commission adopted amendments to Rule 2a-7 (the “Rule”) under the Investment Company Act of 1940. The amendments to the Rule are designed to address the difficulties faced by money market industry during the market events of 2007-2008, enhance the liquidity of money market funds and make money market funds more resilient to certain short-term market risks. Under the new regulations, Rule 2a-7 money market mutual fund portfolios will be required to have a maximum WAL of 120 days effective by June 30, 2010. Since inception, January 15, 2003, the Fund portfolio’s WAL has been within 120 days.

Thank you for your investment. We greatly appreciate your business and look forward to continuing to provide you with liquidity and top quality service.

My regards,

Dail St. Claire
President

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

This must be accompanied or preceded by a prospectus.

Dail St. Claire is a registered representative of ALPS Distributors, Inc. Control No. WIL000362. Expiration 6/8/11.

Definitions:

Weighted Average Life (WAL) – is a metric that adjusts the Fund’s Weighted Average Maturity (WAM) to reflect all securities’ stated (or legal) final maturity or the date on which may the Fund may demand payment of principal and interest. WAM allows funds to use the interest rate reset dates of variable- and floating-rate securities under certain circumstances as a measure of their maturity

Fed Funds rate – the interest rate banks charge each other for loans

Williams Capital Government Money Market Fund
Sector/Industry Allocation
April 30, 2010 (Unaudited)

The following table represents the sector/industry allocation of the Fund as of April 30, 2010. Percentages are based on net assets.

Percentage of
Security Allocation	Net Assets

Federal Home Loan Bank	23.8%
Federal Home Loan Mortgage Corp.	23.7%
Repurchase Agreements	17.9%
Federal National Mortgage Association	15.5%
Municipal Securities	11.3%
Federal Farm Credit Bank	6.3%
U.S. Government Treasury Obligation	1.4%

Total	99.9%

Williams Capital Government Money Market Fund
Disclosure of Fund Expenses
April 30, 2010 (Unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees; and other Fund expenses.

This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2009 through April 30, 2010.

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Williams Capital Government Money Market Fund
Disclosure of Fund Expenses
April 30, 2010 (Continued) (Unaudited)

	Beginning	Ending	Expense Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period**
	11/1/09	4/30/10	11/1/09 - 4/30/10	11/1/09 - 4/30/10

Actual	$1,000.00	$1,000.10	$0.85	0.17%
Hypothetical	$1,000.00	$1,023.95	$0.86	0.17%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

**	Annualized.

Williams Capital Government Money
Market Fund
Portfolio of Investments
April 30, 2010 (Unaudited)

Principal
Amount		Value

MUNICIPAL SECURITIES# (11.3%):
$20,000,000	California Housing Finance Agency, 0.29%, 8/01/32†	$20,000,000
20,000,000	California Housing Finance Agency, Series J, 0.29%, 2/01/33†	20,000,000
7,990,000	Colorado Housing & Finance Authority, 0.35%, 10/01/30†	7,990,000
10,940,000	Idaho Housing & Finance Association, Series C, Class 1, 0.40%, 7/01/38†	10,940,000
20,000,000	Michigan State Housing Development Authority, Series B, 0.40%, 6/01/38†	20,000,000
19,250,000	Michigan State Housing Development Authority, Series D, 0.35%, 6/01/30†	19,250,000
11,120,000	Utah Housing Corp., Series A-1, Class I, 0.40%, 1/01/34†	11,120,000
9,985,000	Utah Housing Corp., Series G-2, Class I, 0.40%, 1/01/34†	9,985,000

		119,285,000

TOTAL MUNICIPAL SECURITIES (Cost $119,285,000)		119,285,000

U.S. GOVERNMENT AGENCY OBLIGATIONS (69.3%):
	Federal Farm Credit Bank (6.3%):
25,000,000	0.47%, 6/17/10†	25,007,844
2,000,000	0.179%, 6/22/10†	1,999,769
15,000,000	0.18%, 8/16/10†	15,000,000
25,000,000	0.18%, 10/22/10†	24,999,274

		67,006,887

	Federal Home Loan Bank (18.5%):
17,060,000	4.875%, 5/14/10	17,088,104
9,000,000	0.50%, 6/01/10	9,001,503
5,000,000	0.55%, 6/04/10	5,001,522
9,550,000	0.55%, 6/04/10	9,552,773
3,500,000	3.00%, 6/11/10	3,510,015
32,000,000	4.25%, 6/11/10	32,142,893
3,500,000	4.61%, 6/15/10	3,517,875
4,000,000	1.25%, 6/16/10	4,004,922
12,000,000	2.75%, 6/18/10	12,038,781
1,000,000	4.55%, 6/22/10	1,005,881
5,000,000	0.60%, 6/25/10	5,001,478
7,000,000	1.12%, 6/30/10	7,009,863
6,100,000	0.145%, 7/09/10†	6,099,523
12,500,000	0.198%, 7/13/10†	12,500,090
8,000,000	0.251%, 7/27/10†	8,000,729
5,000,000	0.18%, 11/17/10†	5,000,000
20,000,000	0.166%, 11/18/10†	20,000,000

See Notes to Financial Statements.

Williams Capital Government Money
Market Fund
Portfolio of Investments
April 30, 2010 (Continued) (Unaudited)

Principal
Amount		Value

$10,000,000	0.193%, 11/26/10†	$10,000,000
25,000,000	0.22%, 12/03/10†	24,990,977

		195,466,929

	Federal Home Loan Bank, Discount Notes (5.3%):
8,000,000	0.155%, 5/12/10††	7,999,621
20,000,000	0.145%, 5/14/10††	19,998,953
6,000,000	0.35%, 6/11/10††	5,997,608
12,000,000	0.19%, 7/07/10††	11,995,757
10,000,000	0.19%, 7/14/10††	9,996,094

		55,988,033

	Federal Home Loan Mortgage Corp. (2.7%):
7,217,000	0.194%, 7/12/10†	7,217,154
1,500,000	3.75%, 7/30/10	1,512,207
10,000,000	0.224%, 9/10/10†	10,002,807
10,000,000	0.252%, 9/24/10†	10,003,048

		28,735,216

	Federal Home Loan Mortgage Corp., Discount Notes (21.0%):
15,000,000	0.145%, 5/10/10††	14,999,398
8,000,000	0.19%, 5/10/10††	7,999,679
15,000,000	0.18%, 5/11/10††	14,999,250
8,000,000	0.19%, 5/25/10††	7,998,935
12,000,000	0.20%, 5/25/10††	11,998,403
7,000,000	0.21%, 5/25/10††	6,999,068
8,000,000	0.21%, 5/26/10††	7,998,833
15,000,000	0.18%, 6/07/10††	14,997,157
12,000,000	0.19%, 6/07/10††	11,997,725
12,000,000	0.15%, 6/29/10††	11,997,050
9,000,000	0.165%, 7/06/10††	8,996,856
7,000,000	0.19%, 7/06/10††	6,997,555
12,000,000	0.21%, 7/06/10††	11,995,808
17,000,000	0.17%, 7/19/10††	16,993,658
15,000,000	0.20%, 8/10/10††	14,991,583
10,000,000	0.23%, 8/11/10††	9,993,483
10,000,000	0.20%, 8/23/10††	9,993,321
12,000,000	0.22%, 8/23/10††	11,991,985
18,100,000	0.21%, 8/24/10††	18,087,858

		222,027,605

	Federal National Mortgage Association (4.2%):
10,000,000	2.375%, 5/20/10	10,011,429
2,500,000	4.625%, 6/16/10	2,513,036
4,000,000	4.375%, 6/21/10	4,021,842

See Notes to Financial Statements.

Williams Capital Government Money
Market Fund
Portfolio of Investments
April 30, 2010 (Continued) (Unaudited)

Principal
Amount		Value

$14,300,000	0.188%, 7/13/10†	$14,299,682
13,042,000	0.199%, 8/05/10†	13,043,813

		43,889,802

	Federal National Mortgage Association, Discount Notes (11.3%):
15,000,000	0.18%, 5/05/10††	14,999,697
8,000,000	0.185%, 5/05/10††	7,999,839
7,000,000	0.155%, 5/12/10††	6,999,669
20,000,000	0.18%, 5/24/10††	19,997,700
15,000,000	0.165%, 5/25/10††	14,998,150
20,900,000	0.16%, 6/14/10††	20,895,913
10,000,000	0.195%, 7/14/10††	9,995,992
9,000,000	0.165%, 7/21/10††	8,996,548
5,200,000	0.18%, 7/21/10††	5,198,005
10,000,000	0.23%, 8/09/10††	9,993,611

		120,075,124

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $733,189,596)		733,189,596

U.S. GOVERNMENT TREASURY OBLIGATION (1.4%):
	U.S. Treasury Note (1.4%):
15,000,000	2.875%, 6/30/10	15,064,500

TOTAL U.S. GOVERNMENT TREASURY OBLIGATION (Cost $15,064,500)		15,064,500

REPURCHASE AGREEMENTS (17.9%):
79,405,000	Bank of America Tri-Party Repurchase Agreement, 0.18%, dated 4/30/10, due 5/03/10 in the amount of $79,406,191, collateralized by U.S. Government Treasury security (U.S. Treasury Note, 1.00%, 9/30/11) with a value including accrued interest of $80,993,164	79,405,000
55,000,000	Barclays Capital Tri-Party Repurchase Agreement, 0.19%, dated 4/30/10, due 5/03/10 in the amount of $55,000,871, collateralized by U.S. Government Treasury security (U.S. Treasury Note, 1.00%, 4/30/12) with a value including accrued interest of $56,100,023	55,000,000

See Notes to Financial Statements.

Williams Capital Government Money
Market Fund
Portfolio of Investments
April 30, 2010 (Continued) (Unaudited)

Principal
Amount			Value

$55,000,000	HSBC Securities, Inc. Tri-Party Repurchase Agreement, 0.18%, dated 4/30/10, due 5/03/10 in the amount of $55,000,825, collateralized by U.S. Government Agency securities (Federal Home Loan Mortgage Corp., 1.625%-6.875%, 5/28/10-3/15/31) with a value including accrued interest of $56,107,187		$55,000,000

TOTAL REPURCHASE AGREEMENTS (Cost $189,405,000)			189,405,000

OTHER SHORT-TERM INVESTMENT (0.0%):
833	The Bank of New York Mellon Cash Sweep		833

TOTAL OTHER SHORT-TERM INVESTMENT (Cost $833)			833

TOTAL INVESTMENTS
(Cost $1,056,944,929)(a)		99.9%	1,056,944,929
Other assets in excess of liabilities		0.1%	1,536,874

NET ASSETS		100.0%	$1,058,481,803

Percentages indicated are based on net assets of $1,058,481,803.

(a)	Cost and value for federal income tax and financial reporting purposes are the same.
#	The only type of Variable Rate Demand Obligations (VRDOs) the Fund purchases are subject to optional or mandatory tender for purchase by the remarketing agent and have credit and liquidity support pursuant to a standby irrevocable temporary credit and liquidity facility offered 50% each by Federal National Mortgage Association and the Federal Home Loam Mortgage Corporation. These VRDOs subject to optional or mandatory tender for purchase and not remarketed by the remarketing agent will be purchased, subject to certain conditions precedent, by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation pursuant to a standby irrevocable temporary credit and liquidity facility relating to these VRDOs.
†	Variable rate security. The rate presented is the rate in effect at April 30, 2010.
††	The rate presented is the effective yield at purchase.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

See Notes to Financial Statements.

Williams Capital Government Money
Market Fund
Portfolio of Investments
April 30, 2010 (Continued) (Unaudited)

The following is a summary of the inputs used as of April 30, 2010 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3

Investments in Securities
Municipal Securities	$—	$119,285,000	$—
U.S. Government Agency Obligations	—	733,189,596	—
U.S. Government Treasury Obligation	—	15,064,500	—
Repurchase Agreements	—	189,405,000	—
Other Short-Term Investment	833	—	—

	833	1,056,944,096	—
Other Financial Instruments*	—	—	—

Total	$833	$1,056,944,096	$—

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The Fund did not have significant transfers between Level 1 and Level 2 during the reporting period.

During the six months ended April 30, 2010, the Fund did not use any significant unobservable inputs (Level 3) in determining the value of investments.

See Notes to Financial Statements.

Williams Capital Government Money
Market Fund
Statement of Assets and Liabilities
April 30, 2010 (Unaudited)

ASSETS:
Investments, at amortized cost	$867,539,929
Repurchase agreements, at amortized cost	189,405,000
Interest receivable	1,750,437
Prepaid expenses and other assets	12,249

Total Assets	1,058,707,615

LIABILITIES:
Dividends payable	13,180
Accrued expenses and other payables:
Investment advisory fees	104,612
Custody fees	21,059
Fund accounting and administration fees	42,951
Transfer agency fees	8,847
Trustees’ fees and expenses	8,852
Other fees	26,311

Total Liabilities	225,812

NET ASSETS	$1,058,481,803

NET ASSETS consist of:
Paid-in Capital	1,058,502,321
Accumulated undistributed net investment income	2
Accumulated net realized losses on investment transactions	(20,520)

Net Assets:	$1,058,481,803

Net asset value, offering price and redemption price per share
($1,058,481,803/1,058,502,323 shares outstanding; unlimited shares authorized no par value.)	$1.00

See Notes to Financial Statements.

Williams Capital Government Money
Market Fund
Statement of Operations
For the Six Months Ended April 30, 2010 (Unaudited)

INVESTMENT INCOME:
Interest	$1,080,582

EXPENSES:
Investment advisory fees	674,975
Fund accounting and administration fees	90,088
Custody fees	69,796
Professional fees	78,676
Trustees’ fees and expenses	17,852
Transfer agency fees	17,869
Insurance	17,114
Registration fees	5,219
Other fees	42,723

Total Expenses Before Fee Reductions	1,014,312
Expenses voluntarily waived by Investment Adviser	(52,025)

Net Expenses	962,287

NET INVESTMENT INCOME	118,295

NET REALIZED LOSS ON INVESTMENTS:
Realized loss on investments	(147)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$118,148

See Notes to Financial Statements.

Williams Capital Government Money
Market Fund
Statement of Changes in Net Assets

	Six Months
	Ended	Year Ended
	April 30,	October 31,
	2010	2009
	(Unaudited)

FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income	$118,295	$2,364,918
Net realized gain (loss) on investments	(147)	103,994

Net increase in net assets resulting from operations	118,148	2,468,912

DIVIDENDS TO SHAREHOLDERS:
From net investment income	(118,859)	(2,396,726)

Change in net assets from dividends to shareholders	(118,859)	(2,396,726)

CAPITAL CONTRIBUTION (Note 5)	—	1,269,231

CAPITAL TRANSACTIONS(a):
Net proceeds from sale of shares	354,007,941	1,349,456,734
Net proceeds from dividends reinvested	68,042	1,298,580
Cost of shares reacquired	(509,315,604)	(811,500,450)

Net increase (decrease) in net assets from Fund share transactions	(155,239,621)	539,254,864

Net increase (decrease) in net assets	(155,240,332)	540,596,281

NET ASSETS:
Beginning of period	1,213,722,135	673,125,854

End of period	$1,058,481,803	$1,213,722,135

Accumulated undistributed net investment income	$2	$566

(a)	Since the Fund has sold, redeemed and issued as reinvestment of dividends shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, redemptions and reinvestments is the same as the value shown for such transactions.

See Notes to Financial Statements.

Williams Capital Government Money Market Fund
Financial Highlights
For a Share Outstanding Throughout Each Period

	Six Months
	Ended		Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
	April 30,		October 31,		October 31,		October 31,		October 31,		October 31,
	2010		2009		2008		2007		2006		2005
	(Unaudited)

Net asset value, beginning of period	$1.000		$1.000		$1.000		$1.000		$1.000		$1.000

INVESTMENT ACTIVITIES:
Net investment income	0.000	(a)	0.004		0.029		0.052		0.047		0.027
Net realized gain (loss) on investments	(0.000)	(a)	(0.002)		0.000	(a)	0.000	(a)	—		0.000	(a)

Total from Investment Activities	0.000	(a)	0.002		0.029		0.052		0.047		0.027

CAPITAL CONTRIBUTION	—		0.002		—		—		—		—

DISTRIBUTIONS:
From net investment income	(0.000)	(a)	(0.004)		(0.029)		(0.052)		(0.047)		(0.027)

Net asset value, end of period	$1.000		$1.000		$1.000		$1.000		$1.000		$1.000

Total Return	0.01%	(c)	0.36%	(b)	2.97%		5.32%		4.76%		2.73%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$1,058,482		$1,213,722		$673,126		$796,166		$881,572		$531,532
Ratio of expenses to average net assets	0.17%	(d)	0.19%		0.20%		0.19%		0.20%		0.20%
Ratio of net investment income to average net assets	0.02%	(d)	0.29%		2.99%		5.20%		4.71%		2.75%
Ratio of expenses to average net assets	0.18%	*,(d)	0.21%	*	0.20%		0.19%	*	0.22%	*	0.24%	*

*	During the period, certain fees were contractually/voluntarily waived. If such fee reductions had not occurred, the ratios would have been as indicated.
(a)	Amount represents less than $0.001 per share.
(b)	Includes the effect of a capital contribution (See Note 5).
(c)	Not Annualized.
(d)	Annualized.

See Notes to Financial Statements.

Williams Capital Government Money Market Fund
Notes to Financial Statements
April 30, 2010 (Unaudited)

1. Organization
The Williams Capital Management Trust (the “Trust”) was organized as a Delaware statutory trust on August 1, 2002. The Trust is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company. The Williams Capital Government Money Market Fund (formerly known as the Williams Capital Liquid Assets Fund) (the “Fund”), a series of the Trust, is a money market fund that seeks to provide its shareholders with a level of current income that is consistent with the goals of preservation of capital and liquidity. The Fund commenced operations on January 15, 2003. The Fund offers two classes of shares: Institutional Shares and Service Shares. The Service Shares have not yet commenced operations. Each class of shares in the Fund has identical rights and privileges except with respect to voting rights on matters affecting only that class of shares and the exchange privilege of each class of shares.

On March 10, 2008, the Board of Trustees voted to convert the Fund from a Aaa/AAAm-rated prime money market fund to an Aaa/AAAm-rated U.S. government money market fund, effective on or about June 1, 2008. The principal investment objective of the Fund remained the same. The Fund’s investments are limited to U.S. Treasury obligations, repurchase agreements collateralized by U.S. Treasury obligations and senior debt obligations of U.S. government agencies that carry ratings of Aaa/AAA. As this conversion represented a shift in the Fund’s investment strategy only, the structure of the Fund and all operating procedures were unchanged.

2.	Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements. Actual results could differ from those estimates.

Security Valuation:
Securities of the Fund are valued in accordance with Rule 2a-7 of the 1940 Act, at amortized cost, which approximates current market value. Under this method, securities are valued initially at cost when purchased. Thereafter, a constant proportionate amortization of any discount or premium is recorded until maturity of the security. Regular review and monitoring of the valuation of securities held by the Fund is performed pursuant to procedures established by

Williams Capital Government Money Market Fund
Notes to Financial Statements
April 30, 2010 (Continued) (Unaudited)

the Board of Trustees. The Fund seeks to maintain a net asset value per share of $1.00.

Repurchase Agreements:
In connection with transactions in repurchase agreements with United States financial institutions, it is the Fund’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transactions, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked to market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Security Transactions and Investment Income:
Security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distribution to Shareholders:
Dividends from net investment income are declared daily and paid monthly (if available) by the Fund. The Fund’s net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP.

Federal Income Taxes:
The Fund’s policy is to continue to meet the requirements of the Internal Revenue Code of 1986, as amended, that are applicable to regulated investment companies and to distribute taxable income sufficient to relieve the Fund from substantially all federal income and excise taxes. Therefore, no federal income tax provision is required.

Williams Capital Government Money Market Fund
Notes to Financial Statements
April 30, 2010 (Continued) (Unaudited)

Indemnification:
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that provide general indemnifications to other parties. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, management expects the risk of loss to be remote.

New Accounting Pronouncement:
In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements”. ASU 2010-06 will require reporting entities to make new disclosures about amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements and input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3, and information on purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2009 except for the disclosures about purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measurements, which are effective for interim and annual reporting periods beginning after December 15, 2010.

3.	Investment Adviser and Other Related Party Transactions
The Trust has entered into an investment advisory agreement with the Adviser. Under the agreement, the Adviser provides investment management services to the Fund and is entitled to receive from the Fund a fee, computed daily and payable monthly, at an annual rate of 0.12% of the value of its average daily net assets.

The Adviser has contractually agreed to waive fees and/or reimburse expenses to cap the Fund level operating expenses of the Institutional Shares of the Fund at 0.20%. For the six months ended April 30, 2010, the Adviser did not waive fees and/or reimburse expenses as a result of this contractual agreement.

The Adviser has voluntarily agreed to limit the investment advisory fees of the Fund such that the 1-day yield (without gain or loss) does not fall below a specified daily yield. The waiver/reimbursement is voluntary and may be modified or terminated by the Adviser at any time without notice. For the

Williams Capital Government Money Market Fund
Notes to Financial Statements
April 30, 2010 (Continued) (Unaudited)

six months ended April 30, 2010, the Adviser waived fees of $52,025 as a result of this voluntary agreement.

Each Trustee of the Fund, who is not considered to be an “interested person” as that term is defined in the 1940 Act (an “Independent Trustee”), is paid a fee of $12,000 per year plus out-of-pocket expenses related to attendance at Board meetings. Each Trustee who is considered to be an “interested person” as defined in the 1940 Act receives no remuneration for his or her services as a Trustee.

The Bank of New York Mellon serves as the administrator, custodian and fund accounting agent for the Fund. UMB Fund Services, Inc. serves as the transfer agent for the Fund.

ALPS Distributors, Inc. serves as distributor (the “Distributor”) pursuant to the Distribution Agreement dated September 30, 2005. Pursuant to the Distribution Agreement, the Fund does not pay the Distributor a distribution fee for servicing the Institutional Shares. The Distributor is not obligated to sell any specific number of shares and will sell shares of the Fund on a continuous basis only against orders to purchase shares.

On October 3, 2008 and December 1, 2008, the Board of Trustees approved the Fund’s participation in the U.S. Treasury Department’s Temporary Guarantee Program for Money Market Funds (the “Program”) through December 18, 2008 and its subsequent extension by the Treasury through April 30, 2009, respectively. The Program expired on September 18, 2009.

The Fund was responsible for payment of fees required to participate in the Program. The participation fee paid for the initial three-month term of the Program and the extension was 0.01% and 0.015%, respectively, of the net asset value of the Fund as of September 19, 2008.

4.	Annual Consideration for the Continuation of the Investment Advisory Agreement
The Board of Trustees of the Trust, at a meeting held on December 19, 2009, formally considered the continuance of the investment advisory agreement between the Trust and the Adviser with respect to the Fund (the “Advisory Agreement”).

The Board of Trustees (the “Board” or “Trustees”) requested and received from the Adviser information it believed reasonably necessary to reach its conclusion. Among other things, the Adviser provided the Board with data from Crane Data. This data provided performance, advisory fee and expense ratio comparisons with comparable funds. The Board carefully evaluated this information and was advised by legal counsel to the Trust with respect to its

Williams Capital Government Money Market Fund
Notes to Financial Statements
April 30, 2010 (Continued) (Unaudited)

deliberations. The Board was provided with a memorandum prepared by legal counsel to the Trust detailing the legal standards for review of the Advisory Agreement. The Board received a presentation by the Adviser and the Trustees who are not “interested persons”, as that term is defined in the Investment Company Act of 1940 (the “Independent Trustees”), deliberated outside the presence of management and the Adviser.

In their deliberations, each Trustee attributed different weights to various factors involved in their analysis of whether the Advisory Agreement should be continued, and no factor alone was considered determinative. The Trustees, including a majority of the Independent Trustees, determined that the overall arrangements between the Trust and the Adviser, as provided in the Advisory Agreement, were fair and reasonable, and that the continuance of the Advisory Agreement was in the best interests of the Fund and the Fund’s shareholders.

The matters addressed below were considered and discussed by the Trustees in reaching their conclusions.

Nature, Extent and Quality of Services Provided by the Adviser
The Board reviewed the nature, extent and quality of services provided to the Fund by the Adviser. The Board took into account information furnished throughout the year at Board meetings as well as materials furnished specifically in connection with the annual review process. The Board considered the background and experience of the Adviser’s senior management and the expertise of the investment personnel responsible for the day-to-day management of the Fund.

Based on their review, the Board concluded that the Adviser and its personnel were sufficiently experienced and qualified to provide investment advisory services for the Fund, and that the nature and extent of services provided to the Fund by the Adviser were typical of those provided to money market funds and that the quality of the services was satisfactory.

Investment Performance
The Board considered performance results of the Fund in absolute terms and relative to the Fund’s peer group. In conducting their review of performance, both long-term and short-term performance were considered. During the discussion of the Crane Data data, the Trustees noted that for most of 2009 the performance of the Fund ranked in the second quartile in the Crane Data universe.

Based on their review and consideration, the Board concluded that the investment performance of the Fund was satisfactory.

Williams Capital Government Money Market Fund
Notes to Financial Statements
April 30, 2010 (Continued) (Unaudited)

Cost of Services and Profits Realized by the Adviser
The Board considered comparable peer group information with respect to the advisory fees charged by the Adviser to the Fund. The Board noted that the Fund’s investment advisory fee was lower than the average for comparable funds with assets in the $1 billion to $2 billion range based upon the information provided from Crane Data. The Board also noted that the operating expense ratio was below the average for comparable funds with a comparable asset level. Additionally, the Board notice that the investment advisory fee charged to the Fund compared favorably with the fees charged to the Adviser’s separately managed institutional accounts with similar investment mandates. The Board concluded that the cost to the Fund of services provided by the Adviser was reasonable.

In reviewing the Adviser’s profitability with respect to the Fund, the Trustees noted that currently the Fund is not profitable to the Adviser and that the Adviser has yet to profit from operating the Fund. The Trustees also noted that the Adviser previously capped the Fund’s operating expenses and that the Adviser had agreed to continue to cap the Fund’s operating expenses until March 1, 2011.

Economies of Scale
The Board also considered whether the fee level reflected economies of scale and whether economies of scale would be produced by the growth of the Fund’s assets. The Board took into account the Fund’s asset levels, the expense limitation currently in effect, and the extent to which economies of scale would be realized as the asset level grows. The Board determined that the Fund appropriately participated in economies of scale and that no change in the fee rate was currently necessary.

5.	Capital Contribution
On April 2, 2009, the Adviser made a capital contribution to the Fund in the amount of $1,269,231. This contribution was made to reimburse the Fund for previous realized losses experienced by the Fund. The Adviser did not receive any shares of the Fund or other consideration in exchange for making this cash contribution.

6.	Change in Independent Registered Public Accounting Firm
On June 29, 2009, Ernst & Young LLP was selected as the Fund’s independent registered public accounting firm for the 2009 fiscal year. The selection of Ernst & Young LLP was recommended by the Trust’s Audit Committee, comprised of all non-interested Trustees, and was approved by the Board of Trustees.

Williams Capital Government Money Market Fund
Notes to Financial Statements
April 30, 2010 (Continued) (Unaudited)

The reports of Tait, Weller & Baker LLP, the predecessor independent registered public accounting firm, on the financial statements of the Fund for the past two fiscal years contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principle. In connection with its audits for the two most recent fiscal years and through the date of the engagement of Ernst & Young LLP, there have been no disagreements with Tait, Weller & Baker LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of Tait, Weller & Baker LLP, would have caused them to make reference thereto in their report on the financial statements for such years.

7.	Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

Williams Capital Government Money Market Fund
Quarterly Portfolio Schedule
(Unaudited)

The Fund will file its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) on Form N-Q at the end of the first and third fiscal quarters within 60 days of the end of the quarter to which it relates. The Fund’s Forms N-Q will be available on the SEC’s website at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Williams Capital Government Money Market Fund
Trustees and Officers
April 30, 2010 (Unaudited)

		Term of		Number
		Office		of Funds
		and		in Fund
	Position(s)	Length of	Principal Occupation	Complex
Name, Address,	Held with	Time	During Past	Overseen	Other Directorships
and Date of Birth	Fund	Served	Five Years	by Trustee	Held by Trustee

INDEPENDENT TRUSTEES:

Desmond G. FitzGerald 25 Carrington Drive Greenwich, CT 06831 DOB: 1/30/44	Trustee and Chairman of the Board of Trustees	Term: Indefinite Elected: December 2002	Chairman, North American Properties Group (real estate), (1987 to present).	1	Chairman, U.S. Guaranteed Finance Corp.; Director, Rea Technologies, Inc.; Principal, Holyoke Partners LLC; and Director, Holland Series Fund, Inc.

Brian J. Heidtke 585 Sparrowbush Road Wyckoff, New Jersey 07481 DOB: 8/27/40	Trustee	Term: Indefinite Elected: December 2002	President of The Heidtke Foundation (philanthropy) (1998 to present); Vice President, Finance and Corporate Treasurer, Colgate Palmolive Company (consumer products) (1986 to 2000).	1	None

John E. Hull Andrew W. Mellon Foundation 140 East 62nd Street New York, NY 10021 DOB: 9/16/47	Trustee	Term: Indefinite Elected: December 2002	Financial Vice President, Chief Investment Officer, Andrew W. Mellon Foundation (non-profit foundation) (2002 to present); Deputy Comptroller, Office of State Comptroller State of New York (1973 to 2002).	1	None

INTERESTED TRUSTEES:

Christopher J. Williams Williams Capital Management, LLC 570 Seventh Avenue Suite 504 New York, New York 10018 DOB: 12/24/57	Trustee and Treasurer of the Trust	Term: Indefinite Elected: December 2002	Chairman and Chief Executive Officer of Williams Capital Management, LLC (2002 to present); Chairman and Chief Executive Officer of The Williams Capital Group, L.P. (one of the largest minority-owned investment banks in the U.S.) (1994 to present); and former Senior Vice President, Lehman Brothers, Inc. (from 1984 to 1992).	1	Director, Harrahs Entertainment, Inc.; Director, Wal-Mart Stores, Inc.

OFFICERS

Dail St. Claire Williams Capital Management, LLC 570 Seventh Avenue Suite 504 New York, New York 10018 DOB: 9/23/60	President and Secretary of the Trust	Term: Indefinite Elected: December 2002	Managing Director of Williams Capital Management, LLC (2002 to present); First Vice President of Amalgamated Bank (2000 to 2001); Principal and Portfolio Manager for Utendahl Capital Management, L.P. (1993 to 2000); and Senior Investment Officer for the New York City Comptroller’s Office (1989 to 1993).	1	None

Shayna J. Malnak Williams Capital Management, LLC 570 Seventh Avenue Suite 504 New York, New York 10018 DOB: 9/29/62	Chief Compliance Officer of the Trust	Term: Indefinite Elected: March 2004	Senior Credit Analyst of Williams Capital Management, LLC (2002 to present); Principal at The Williams Capital Group, L.P. (1999 to 2002); Vice President and Senior Analyst at Cambridge Global Fund (1998 to 1999); Analyst for BBV Securities (1996 to 1999); Vice President for Unifund SA (1993 to 1996); Equity Analyst for Standard & Poor’s Corporation (1989 to 1993).	1	None

The Fund’s Statement of Additional Information contains additional information about the Fund’s Trustees and is available without charge, upon request, by calling 1-866-WCM-FUND.

INVESTMENT ADVISER
Williams Capital Management, LLC
570 Seventh Avenue, Suite 504
New York, NY 10018

FUND ADMINISTRATOR,
FUND ACCOUNTING AGENT
AND CUSTODIAN
The Bank of New York Mellon
One Wall Street
New York, NY 10286

TRANSFER AGENT
UMB Fund Services, Inc.
803 W. Michigan Street
Milwaukee, WI 53233

DISTRIBUTOR
ALPS Distributors, Inc.
1290 Broadway, Suite 1100
Denver, CO 80203

TRUST LEGAL COUNSEL
Sidley Austin LLP
787 Seventh Avenue
New York, NY 10019

INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM
Ernst & Young LLP
5 Times Square
New York, NY 10036

6/10

Item 2. Code of Ethics.
Not required, as this is not an annual filing
Item 3. Audit Committee Financial Expert.
Not required, as this is not an annual filing.
Item 4. Principal Accountant Fees and Services.
Not required, as this is not an annual filing.
Item 5. Audit Committee of Listed Registrants.
Not applicable.
Item 6. Schedule of Investments.
Schedule is included as part of the report to shareholders filed under Item 1 of this form.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
Not applicable.
Item 11. Controls and Procedures.
(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)(1) Code of Ethics — Not required, as this is not an annual filing.
(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto as Exhibit EX-99.CERT.
(a)(3) Not applicable.
(b) Certifications pursuant to Rule 30a-2(b) are attached hereto as Exhibit EX-99.906.CERT.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant): Williams Capital Management Trust

By (Signature and Title):	/s/ Dail St. Claire Dail St. Claire, President
Date: July 7, 2010
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):	/s/ Christopher J. Williams Christopher J. Williams, Treasurer
Date: July 7, 2010

By (Signature and Title):	/s/ Dail St. Claire Dail St. Claire, President
Date: July 7, 2010